Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Lessee, operating lease, description	The Company’s operating leases consist of rent commitments under various leases for office space, warehouses, land and buildings. The terms of most of these leases are in the range of three to ten years.
Lessee, finance lease, description	The Company’s finance leases include machinery, equipment and furniture and fixtures. The terms of these leases range from three to five years.
Lessee, operating and finance lease, existence of option to extend [true false]	true
Lessee, operating and finance lease, option to extend	Certain of the Company’s leases include one or more options to extend the lease, for periods ranging from one year to twenty years.
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	3 years
Lessee, finance lease, term of contract	3 years
Lessee, operating and finance lease, renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	10 years
Lessee, finance lease, term of contract	5 years
Lessee, operating and finance lease, renewal term	20 years